Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 25, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
17.	Quarterly Financial Data (Unaudited)

Set forth below are unaudited quarterly financial data (in thousands, except per share amounts):

	Fiscal Year 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenue	$240,720	$253,731	$267,629	$264,084
Operating (loss) income(1)(2)	(9,356)	18,096	(99,669)	(6,927)
(Loss) income from continuing operations	$(20,221)	$4,506	$(111,685)	$74,206
Loss from discontinued operations(3)	(13,851)	(9,921)	(14,682)	(137,769)

Net loss(1)(2)	$(34,072)	$(5,415)	$(126,367)	$(63,563)

Basic net (loss) income per share from continuing operations	$(16.43)	$3.63	$(90.36)	$34.43
Basic net loss per share from discontinued operations(3)	(11.25)	(7.99)	(11.88)	(63.93)

Basic net loss per share	$(27.68)	$(4.36)	$(102.24)	$(29.50)

Diluted net (loss) income per share from continuing operations	$(16.43)	$3.63	$(90.36)	$24.14
Diluted net loss per share from discontinued operations	(11.25)	(7.99)	(11.88)	(44.82)

Diluted net loss per share	$(27.68)	$(4.36)	$(102.24)	$(20.68)

	Fiscal Year 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenue	$236,155	$250,607	$257,162	$256,131
Operating income (loss)(1)(2)	2,892	16,249	18,748	(32,995)
(Loss) income from continuing operations	$(6,771)	$6,176	$8,668	$(43,647)
Loss from discontinued operations	(6,473)	(2,526)	(921)	(12,475)

Net (loss) income(1)(2)	$(13,244)	$3,650	$7,747	$(56,122)

Basic net (loss) income per share from continuing operations	$(5.57)	$5.05	$7.02	$(35.49)
Basic net loss per share from discontinued operations	(5.32)	(2.06)	(0.75)	(10.14)

Basic net (loss) income per share	$(10.89)	$2.99	$6.27	$(45.63)

Diluted net (loss) income per share from continuing operations	$(5.57)	$4.99	$6.95	$(35.60)
Diluted net loss per share from discontinued operations	(5.32)	(2.04)	(0.74)	(10.18)

Diluted net (loss) income per share	$(10.89)	$2.95	$6.21	$(45.78)

(1)

The first, second, third, and fourth quarter of 2011 include expenses of $2.2 million, $0.9 million, $0.7 million, and $0.7 million, respectively, related to legal and professional fees associated with the DOJ investigation and the antitrust related litigation. The first, second, third, and fourth quarter of 2010 include expenses of $1.0 million, $1.0 million, $1.5 million, and $1.7 million, respectively, related to legal and professional fees associated with the DOJ investigation and the antitrust related litigation. The fourth quarter of 2010 includes expenses of $1.8 million related to the Company’s restructuring plan.

(2)	The second quarter of 2011 includes an impairment charge of $2.8 million. The third and fourth quarter of 2010 include $1.8 million and $0.8 million, respectively, related to an impairment charge. The third quarter of 2011 includes an estimated goodwill impairment charge of $117.5 million. During the fourth quarter of 2011, the Company completed the goodwill analysis and recorded a reduction of $2.2 million to the estimate recorded during the third quarter. The fourth quarter of 2011 includes a charge for $12.7 million related to the settlement with all of the remaining significant shippers who opted out of the Puerto Rico direct purchaser antitrust class action settlement. The fourth quarter of 2010 includes a $30.0 million charge for the settlement with the DOJ (which was reduced by $19.2 million during the second of 2011) and a $1.8 million charge for the settlement of the Puerto Rico indirect purchaser lawsuit.
(3)	The fourth quarter of 2011 includes a restructuring charge of $119.3 million related to the shutdown of the FSX service.